RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2025
RELATED PARTY TRANSACTIONS
Schedule of Related Party Transactions
Name	Principal Position	Year	Salary ($)
Bruno Bonifacio	Chief Executive Officer and Director	2024	96,000
		2023	96,000
Bonifacio, Paulo R,	President	2024	168,000
		2023	168,000
Burti, Leonardo P,	Chief Financial Officer and Director	2024	108,000
Farina, Fabio L,		2023	72,000

Schedule of Intercompany Receivable and Payable
	12/31/2025		12/31/2024
	Recevible	Payable	Recevible	Payable
Boni Logistica	-	-	18,397	-
BR Brands	643,268	-	442,737	18,397
BRB Foods	-	643,268	-	442,737
Total	643,268	643,268	461,134	461,134

Schedule of Related Parties Assets and Liabilities
C-Level	12/31/2025	(+)Add	(+) Interest	Payments	12/31/2024
D,S,B	117,279	-	1,871	-	115,408
E,S,B	54,307	-	-	-	54,307
P,B	93,015	-	-	-	93,015
Shareholders	430,390	-	-	-	430,390
Total Liabilities	694,991		1,871	-	693,120
P,B	134,159		88	-	134,071
Total Assets	134,159		88	-	134,071